Other Reserves	12 Months Ended
Dec. 31, 2023
Disclosure of Other reserves [Abstract]
Other reserves
38	Other reserves

	Employee share-based compensation reserve	Translation differences	General reserve	Value of conversion rights - optionally convertible promissory notes (Note 34)	Value of conversion rights - convertible promissory notes (Note 33)	Capital reserve and others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2021	615,489	146,580	996,178	1,489,748	5,744,955	(1,574,240)	7,418,710

Exercise of share-based payment	(72,709)	—	—	—	—	—	(72,709)
Foreign operation translation differences	—	28,402	—	—	—	—	28,402
Appropriation to general reserve	—	—	1,789,034	—	—	—	1,789,034
Share-based payment	132,071	—	—	—	—	—	132,071
Acquisition of non-controlling interests of a subsidiary	—	—	—	—	—	9,487	9,487

As of December 31, 2021	674,851	174,982	2,785,212	1,489,748	5,744,955	(1,564,753)	9,304,995

	Employee share-based compensation reserve	Translation differences	General reserve	Value of conversion rights - optionally convertible promissory notes (Note 34)	Value of conversion rights - convertible promissory notes (Note 33)	Capital reserve and others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2022	674,851	174,982	2,785,212	1,489,748	5,744,955	(1,564,753)	9,304,995

Exercise of share-based payment	(68,110)	—	—	—	—	—	(68,110)
Foreign operation translation differences	—	(1,581,252)	—	—	—	—	(1,581,252)
Appropriation to general reserve	—	—	42,078	—	—	—	42,078
Share-based payment	45,491	—	—	—	—	—	45,491
Redemption and extension of convertible promissory notes (Note 33(a))	—	—	—	—	(5,584,770)	—	(5,584,770)

As of December 31, 2022	652,232	(1,406,270)	2,827,290	1,489,748	160,185	(1,564,753)	2,158,432

	Employee share-based compensation reserve	Translation differences	General reserve	Value of conversion rights - optionally convertible promissory notes (Note 34)	Value of conversion rights - convertible promissory notes (Note 33)	Capital reserve and others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2023	652,232	(1,406,270)	2,827,290	1,489,748	160,185	(1,564,753)	2,158,432

Exercise of share-based payment	(15,667)	—	—	—	—	—	(15,667)
Foreign operation translation differences	—	(465,590)	—	—	—	—	(465,590)
Acquisition of non-controlling interests of a subsidiary	—	—	—	—	—	4,511	4,511
Share-based payment	(36,089)	—	—	—	—	—	(36,089)
Repayment of optionally convertible promissory notes (Note 34(a))	—	—	—	(1,489,748)	—	—	(1,489,748)

As of December 31, 2023	600,476	(1,871,860)	2,827,290	—	160,185	(1,560,242)	155,849